Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
ASSETS
Cash and due from banks	$ 4,381	$ 4,735
Interest-bearing deposits with banks	31,671	30,720
Cash and interest bearing deposits with banks	36,052	35,455
Trading loans, securities, and other (Note 4)	122,070	127,897
Non-trading financial assets at fair value through profit or loss (Note 4)	3,875	4,015
Derivatives (Note 4)	45,094	56,996
Financial assets designated at fair value through profit or loss (Note 4)	3,760	3,618
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	126,253	130,600
Total Trading and Non Trading Financial Assets	301,052	323,126
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	107,162	107,171
Securities purchased under reverse repurchase agreements	132,430	127,379
Loans (Note 6)
Residential mortgages	225,700	225,191
Consumer instalment and other personal	171,942	172,079
Credit card	35,726	35,018
Business and government	218,829	217,654
Gross loans	652,197	649,942
Allowance for loan losses (Note 6)	(3,729)	(3,549)
Loans, net of allowance for loan losses	648,468	646,393
Other
Customers' liability under acceptances	17,881	17,267
Goodwill (Note 9)	16,941	16,536
Other intangibles	2,647	2,459
Land, buildings, equipment, and other depreciable assets	5,353	5,324
Deferred tax assets (Note 16)	2,266	2,812
Amounts receivable from brokers, dealers, and clients	26,827	26,940
Other assets (Note 10)	16,748	15,596
Total other miscellaneous assets	97,342	95,379
Total assets	1,322,506	1,334,903
LIABILITIES
Trading deposits (Notes 4, 11)	82,559	114,704
Derivatives (Note 4)	42,665	48,270
Securitization liabilities at fair value (Note 4)	12,294	12,618
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	26,885	16
Total financial liabilities other than non-trading deposits and other	164,403	175,608
Deposits (Note 11)
Personal	483,132	477,644
Banks	16,766	16,712
Business and government	349,440	357,083
Total deposits, other than trading	849,338	851,439
Other
Acceptances	17,881	17,269
Obligations related to securities sold short (Note 4)	38,890	39,478
Obligations related to securities sold under repurchase agreements (Note 4)	94,762	93,389
Securitization liabilities at amortized cost	13,986	14,683
Amounts payable to brokers, dealers, and clients(Note 4)	26,094	28,385
Insurance-related liabilities	6,698	6,698
Other liabilities (Note 12)	19,891	19,174
Total other miscellaneous liabilities	218,202	219,076
Subordinated notes and debentures	8,893	8,740
Total liabilities	1,240,836	1,254,863
EQUITY
Contributed surplus	158	193
Retained earnings	46,660	46,145
Accumulated other comprehensive income (loss)	7,983	6,639
Equity attributable to owners of parent	81,670	79,047
Non-controlling interests in subsidiaries (Note 13)		993
Total equity	81,670	80,040
Total liabilities and equity	1,322,506	1,334,903
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 7)	8,679	8,445
Common shares [member]
EQUITY
Issued capital (Note 13)	21,661	21,221
Treasury shares - (Note 13)	(139)	(144)
Preferred shares [member]
EQUITY
Issued capital (Note 13)	5,350	5,000
Treasury shares - (Note 13)	$ (3)	$ (7)